17. Discontinued Operations	3 Months Ended
Mar. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
NOTE 17 - Discontinued Operations

The Company suspended operations of ProElite effective June 30, 2013. Following the repositioning of the Company as a specialty biopharmaceutical company, the Company’s Board of Directors voted to discontinue operations of ProElite effective March 31, 2014. The assets and liabilities of ProElite are consolidated into the Consolidated Statements Balance Sheets as of March 31, 2014 and December 31, 2013 and are as follows:

	March 31,	December 31,
	2014	2013
	Unaudited
Total assets	$–	$–

Accounts payable	$167,244	$167,244
Other accrued	16,250	16,250
Equity, net	(183,494)	(183,494)
Total liabilities and shareholder's deficit	$–	$–

The income statement details for ProElite that are summarized in the discontinued operations line in the Consolidated Statements of Operations are as follows:

	Three Months Ended March 31,
	2014	2013

Revenues	$–	$71,667
Cost of revenues	–	–
Gross profit	–	71,667

Operating expenses	–	171,892
Interest expense	–	33,365
Net loss attributed to non-controlling interests	–	(6,679)
Total expenses	–	198,578

Net Loss	$–	$(126,911)

The Consolidated Statements of Operations for the periods ended March 31, 2014 and 2013 do not consolidate the results for ProElite but present them on a net basis in a discontinued operations line. The income statement details for ProElite that are summarized in the discontinued operations line in the statement of cash flows are as follows:

	Three Months Ended March 31,
	2014	2013
Net Loss	$–	$(126,911)
Working capital and other adjustments	–	32,436
Cash used by operating activities	–	(94,475)

Investing activities	–	–
Financing activities	–	–
Net impact on cash flows	$–	$(94,475)